Basis of Presentation	3 Months Ended
Dec. 31, 2023
Basis of Presentation [Abstract]
Basis of Presentation

2. BASIS OF PRESENTATION

Basis of preparation and consolidation

These interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on February 29, 2024.

These interim condensed consolidated financial statements as of December 31, 2023 and September 30, 2023 and for the three months ended December 31, 2023 and December 31, 2022 have been prepared in accordance with International Accounting Standard ("IAS") 34 "Interim Financial Reporting", as issued by the International Accounting Standard Board (“IASB”). These interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the fiscal year ended September 30, 2023, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

These interim condensed consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments and the initial recognition of assets acquired and liabilities assumed in a business combination which are recorded at fair value.

The interim condensed consolidated financial statements comprise the financial statements of Birkenstock Holding plc and its subsidiaries. All intercompany transactions and balances have been eliminated.

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The fiscal year of the Company ends on September 30.

The companies consolidated in these interim condensed consolidated financial statements are disclosed in the notes to the annual consolidated financial statements for the fiscal year ended September 30, 2023.

Functional and presentation currency

The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The presentation currency of the Company is Euros.